Trade Receivables (GGLG PROPERTIES PTY. LTD)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
GGLG PROPERTIES PTY. LTD. [Member]
Trade Receivables

NOTE 4 – TRADE RECEIVABLES

The Company has performed an analysis on all its trade receivables and determined that all amounts are collectible by the Company. As such, trade receivables are reflected as a current asset and no allowance for expected credit loss has been recorded as of December 31, 2020 and 2019. A total of $Nil and $15,794 of bad debts were written off for the 6 months period ended December 31, 2020 and 2019, respectively. The Company’s trade receivables consist of receivable from customers which are unrelated to the Company.  The account receivables are non-interest bearing and is subject to normal trade terms.

NOTE 4 – TRADE RECEIVABLES

The Company has performed an analysis on all its trade receivables and determined that all amounts are collectible by the Company. As such, trade receivables are reflected as a current asset and no allowance for expected credit loss has been recorded as of June 30, 2020 and 2019. The Company’s trade receivables consist of receivable from customers which are unrelated to the Company.  The account receivables are non-interest bearing and is subject to normal trade terms.